BUSINESS ACQUISITIONS (Details Textual 1B) - Semprae Laboratories Inc [Member]	1 Months Ended
Dec. 24, 2013 shares
Business Acquisition [Line Items]
Percentage Of Ownership Interests	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,201,776